Financial Risk Management (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Risk Management (Textual)
Cash and cash equivalents	$ 5,971,995	$ 2,152,233	$ 8,506,922	$ 6,586,014	$ 6,157,264
Credit risk, financial instrument maximum exposure	39,519
Non-insured amount	5,868,825
Foreign exchange risk [Member]
Financial Risk Management (Textual)
Financial risk, accounts payable and accrued liabilities	$ 106,132
Maximum exposure of financial currency due to exchange rates, description	Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10% of the closing rate at year-end, the maximum exposure is $6,788.
Maximum exposure of interest rate risk, description	The Company's cash balance currently earns interest at standard bank rates. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company's interest-bearing accounts will be not be significant due to the current low market interest rates.
Liquidity Risk [Member]
Financial Risk Management (Textual)
Liquidity risk maximum exposure	$ 1,638,515